ASSET ACQUISITION (Details Narrative) - Asset Purchase Agreement - Supreme Sweets Inc - USD ($)	Jul. 31, 2018	Jun. 30, 2018
Business aquisation ownership interest percentage		20.00%
Exchange price		$ 200,000
Furniture, fixtures and equipment | Subsequent Event [Member]
Exchange price	$ 100,000